Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Major Commitments With Local Financial Institutions
As at December 31, 2019, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,637,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	3,454
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	467,560	29,102
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	3,138
Loans for working capital	Korea Development Bank and others	KRW	254,193	154,693
Facility loans	Shinhan Bank and others	KRW	102,122	79
	Kookmin Bank and others	USD	212,000	87,940
Facility loans on ships	Shinhan Bank	USD	3,000	3,000
Derivatives transaction limit	Korea Development Bank	KRW	100,000	18,458

Total		KRW	2,648,575	208,924
		USD	215,000	90,940

Summary of Guarantees Received from Financial Institutions
As at December 31, 2019, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		166,315
		USD		1,200
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in foreign currency	KEB Hana and others	USD		59,304
		PLN	1	13,751
Comprehensive credit line	KEB Hana Bank and others	KRW		40,000
	KEB Hana Bank	USD		10,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee		KRW		42,581
Performance guarantee /Warranty Guarantee	Korea Software Financial Cooperative and others	KRW		460,871
Guarantee for advances received/others		KRW		218,267
Warranty guarantee		KRW		562
Guarantees for licensing		KRW		6,578
Guarantee for deposits	Seoul Guarantee Insurance	KRW		3,586
Merchant business guarantee insurance		KRW		169

Total		KRW		938,929
		USD		76,884
		PLN	1	13,751

1	Polish Zloty.

Summary Of Guarantees Provided By The Group For Third Parties
As at December 31, 2019, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won and thousands of foreign currencies)	Subject to payment guarantees	Creditor	Currency	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	KRW	4,829	4,137	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo-Crossroads SeohanIDaum Buyers	Shinhan Bank	KRW	8,028	6,985	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	Shinhan Bank	Cash payers	KRW	683	—	Apr 19, 2019 ~Apr 17, 2020